Warrant Liability - Additional Information (Detail) £ in Thousands	6 Months Ended
	Jun. 30, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£)	Dec. 15, 2020 shares	Jun. 30, 2020 shares Pence	Jun. 03, 2020 shares	Dec. 31, 2019 GBP (£)
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	27.00%
Warrant liability | £	£ 34,011	£ 50,775				£ 131
fair value of the warrant liability | £	£ 33,200	£ 49,900
Number of warrants exercised during period	14,954,491
Private placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued					161,048,366
Fair Value Adjustments Of Warrants | £	£ 14,400
Exercise price per warrants | Pence				0.348
Number of warrants exercised during period	15,414,626
Bank loan [member]
Disclosure of classes of share capital [line items]
Warrant liability | £	£ 800
Bank loan [member] | Warrants Subscribed [Member]
Disclosure of classes of share capital [line items]
Warrants issued	621,954
Exercise price per warrants	2.95
Bank loan [member] | Warrants Subscribed [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants	2.95
Class Of Warrant Number Of Securities Called By Warrants	1,243,908
Bank loan [member] | Two Thousand and Twenty Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants issued			621,954
Exercise price per warrants			0.4144
Bank loan [member] | Two Thousand and Twenty Warrants [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants				0.4144
Class Of Warrant Number Of Securities Called By Warrants				1,243,908
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	147,431,351